Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	14.59%	19.89%
AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	11.03%	13.31%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	12.96%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	12.21%